Receivables and Other Assets	12 Months Ended
Dec. 31, 2019
Receivables and Other Assets [Abstract]
Receivables and Other Assets
Note 13 – Receivables and Other Assets

The assets comprising “Receivables and other assets” as of December 31, 2019 and December 31, 2018 are summarized in the following table (dollars in thousands):

Receivables and Other Assets

	December 31, 2019	December 31, 2018
Servicing advances	$16,647	$9,942
Interest receivable	8,222	6,540
Deferred tax receivable	2,757	-
Repurchased loans held for sale	3,839	2,814
Other receivables	3,632	4,687
Total other assets	$35,097	$23,983

The Company only records as an asset those servicing advances that the Company deems recoverable.